Supplemental Cash Flow Disclosure (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Interest paid	$ 310,217	$ 128,042	$ 7,414
Fair value of common shares and units issued for services	255,360	720,516
Fair value of common shares issued as settlement of debt	121,587	500,000
Purchase of property and equipment on account			37,025
Property and equipment acquired through convertible note payable			139,001
Conversion of notes payable to common units	1,342,400	1,909,134
Prepayment of finance lease			$ 4,712